FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Jan. 03, 2021	Dec. 29, 2019
Assets
Derivative financial instruments	$ 1,997,000	$ 1,002,000
Prepaid Forward	66,718,000	0
Liabilities
Derivative financial instruments	2,971,000	1,962,000
Recurring Basis
Assets
Derivative financial instruments	1,997,000	1,002,000
Prepaid Forward	66,718,000	0
Total assets	68,715,000	1,002,000
Liabilities
Derivative financial instruments	2,971,000	1,962,000
Total liabilities	2,971,000	1,962,000
Recurring Basis | Level 3
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Recurring Basis | Level 2
Assets
Derivative financial instruments	1,997,000	1,002,000
Prepaid Forward	66,718,000	0
Total assets	68,715,000	1,002,000
Liabilities
Derivative financial instruments	2,971,000	1,962,000
Total liabilities	$ 2,971,000	$ 1,962,000